Shareholders' Equity and Convertible Preferred Shares	12 Months Ended
Dec. 31, 2018
Shareholders Equity And Convertible Preferred Shares [Abstract]
Shareholders’ Equity and Convertible Preferred Shares

7. Shareholders’ Equity and Convertible Preferred Shares

Ordinary shares

As of December 31, 2018, each holder of ordinary shares is entitled to one vote per ordinary share and to receive dividends when and if such dividends are recommended by the board of directors and declared by the shareholders.  As of December 31, 2018, the Company has not declared any dividends.

As of December 31, 2018, the Company had authority to allot ordinary shares up to a maximum nominal value of £13,023,851.50 with a nominal value of £0.10 per share.

As of December 31, 2017, the voting, dividend and liquidation rights of the holders of the Company’s ordinary shares are subject to and qualified by the rights, powers and preferences of the holders of the Convertible Preferred Shares. Each ordinary share entitles the holder to one vote, together with the holders of Convertible Preferred Shares, on all matters submitted to the shareholders for a vote. The holders of Convertible Preferred Shares are entitled to elect a total of three directors of the Company. The holders of ordinary shares are entitled to elect the remaining directors of the Company by vote of a majority of such shares. Ordinary shareholders are entitled to receive dividends, as may be declared by the board of directors, if any, subject to Liquidation Preferences. Through December 31, 2017, no cash dividends have been declared or paid.

As of December 31, 2017, the Company had authority to allot ordinary shares up to a maximum nominal value of £675,413, with a nominal value of £0.00001 per share. The authority has taken into consideration the conversion of outstanding Convertible Preferred Shares of 33,277,678 as of December 31, 2017; 500,596 ordinary shares the Company committed to issue as part of its license and research agreements as of December 31, 2017; 4,153,196 for the exercise of outstanding share options, as of December 31, 2017; and 2,354,595 shares remaining available for future issuance under the 2016 Share Option Plan as of December 31, 2017.

Initial Public Offering and Corporate Reorganization

On November 2, 2018, the Company closed its IPO of ADSs. In the IPO, the Company sold an aggregate of 16,103,572 ADSs representing the same number of ordinary shares at a public offering price of $14.00 per ADS, including a partial exercise by the underwriters of their option to purchase additional ADSs. Net proceeds were $205.5 million, after deducting underwriting discounts, and commissions and offering expenses paid by the Company of $4.2 million.

Immediately prior to the completion of the IPO, all outstanding Convertible Preferred Shares of Orchard Therapeutics plc were converted into their respective class of preferred shares of Orchard Therapeutics plc on a one-for-0.8003 basis. All ordinary shares were consolidated on a one-for-0.8003 basis. Following completion of these steps, and immediately prior to the completion of the IPO, each share outstanding was re-designated as an ordinary share on a one-for-one basis. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse split. In addition, all share options for all periods presented have been adjusted retroactively to reflect this reverse split.

Additionally, as part of the corporate reorganization associated with our IPO, each ordinary share with a nominal value of £0.00001 was redenominated as an ordinary share with a nominal value of £0.10. Accordingly, equity accounts for all periods presented in the consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the effects of the redenomination of our ordinary shares.

Other ordinary share issuances

In November 2016, as amended in September 2018, the Company entered into a license and development agreement with Oxford BioMedica U.K. Limited (“Oxford BioMedica”). As consideration for the rights and licenses granted to Orchard under the license and development agreement, the Company issued 588,220 ordinary shares to Oxford BioMedica in December 2016. The Company also agreed to grant additional ordinary shares upon achievement of specified milestones. In November 2017, the first milestone was achieved and the Company was obligated to issue an additional 150,826 shares. The shares issued in 2016 and 2017 were recorded based on their fair values as of the time the agreement was executed of $0.5 million and $0.1 million, respectively. In August 2018, the terms of the arrangement were modified to extend milestone agreements under the plan, and the second milestone was met and the company issued an additional 150,826 shares. The shares issued in 2018 were recorded based on their fair value at the time the agreement was modified of $1.4 million. The amounts were recorded to research and development expense in the years ended December 31, 2018, 2017, and 2016, respectively.

In February 2016, and amended in July 2017, the Company entered into a license agreement (the “UCLB/UCLA License Agreement”) with UCL Business PLC (“UCLB”), which is the commercialization company of University College London, and The Regents of the University of California (“UCLA”), pursuant to which the Company issued nil, 1,224,094, and 3,441,290 ordinary shares in 2018, 2017 and 2016, respectively, to UCLB. The shares were recorded at their fair values as of the time the agreement was executed or modified, which was an aggregate of $3.8 million. Amounts totaling $1.7 million and $2.1 million were recorded to research and development expense for the years ended December 31, 2017 and 2016, respectively.

In 2016 and 2017, the Company entered into several license agreements with various academic and health care institutions to in-license certain intellectual property rights and know-how relevant to its programs. Pursuant to these agreements, the Company issued 800,380 and 256,096 ordinary shares in 2016 and 2017, respectively. The share commitments were recorded to research and development expense based on their fair values as of the time the respective agreement was executed or modified. The amounts were $1.4 million and $0.5 million in 2017 and 2016, respectively.

As of December 31, 2018, and 2017, the Company had outstanding 85,865,557 and 8,927,121 ordinary shares, respectively.

Convertible preferred shares

As of December 31, 2018, there were no Convertible Preferred Shares outstanding due to our corporate reorganization and IPO. As of December 31, 2017, the Articles, as further amended and restated (the “Amended Articles”), authorized a total of 33,771,174 convertible preferred shares with a par value of £0.00001 per share, of which 16,806,299 shares have been designated as Series A convertible preferred shares and 16,964,875 shares have been designated as Series B convertible preferred shares (the “Series B convertible preferred shares”).

Until September 2017, the Series A and Series B convertible preferred shares (collectively, the “Convertible Preferred Shares”) were classified in temporary equity as the Convertible Preferred Shares were contingently redeemable. A contingent redemption feature, which is at the option of the Company, could have been exercised by a holder of the Convertible Preferred Shares while that holder controlled a majority of the Company’s board of directors. The Convertible Preferred Shares did not become redeemable as the contingency had not been met or determined to be probable.

In September 2017, the Company’s board of directors was expanded so that the holder of the Convertible Preferred Shares no longer controlled the Company’s board of directors through a majority of seats. Based on this change, the redemption feature from September 2017 onward is exercisable only in an event that is within the control of the Company. At that date, the Convertible Preferred Shares were reclassified to permanent equity within shareholders’ equity on the Company’s consolidated balance sheets. In August 2018, the Company issued Series C convertible preferred shares, which were classified as permanent equity within shareholders’ equity on the Company’s consolidated balance sheets.

Preferred share financings

In February 2016, the Company issued 5,335,333 Series A convertible preferred shares at a price of £1.25 per share (the “Series A Original Issue Price”) of which 4,811,937 Series A convertible preferred shares were issued for net proceeds of $8.5 million and 523,396 Series A convertible preferred shares were issued in settlement of the Notes.

In May 2016, the Company issued and sold 266,767 Series A convertible preferred shares at a price of £1.25 per share for net proceeds of $0.4 million.

In July 2016, the Company issued and sold 5,335,333 Series A convertible preferred shares at a price of £1.25 per share for net proceeds of $8.7 million.

In August 2016, the Company issued and sold 266,766 Series A convertible preferred shares at a price of £1.25 per share for net proceeds of $0.4 million.

In January 2017, the Company issued and sold 5,335,333 Series A convertible preferred shares at a price of £1.25 per share for net proceeds of $8.2 million.

In February 2017, the Company issued and sold 266,766 Series A convertible preferred shares at a price of £1.25 per share for net proceeds of $0.4 million.

In March 2017, the Company issued and sold 5,805,376 Series B convertible preferred shares at a price of £5.022 per share (the “Series B Original Issue Price”) for net proceeds of $36.0 million.

In August 2017, the Company issued and sold 3,285,731 Series B convertible preferred shares at a price of £5.022 per share for net proceeds of $21.0 million.

In October 2017, the Company issued and sold 4,655,985 Series B convertible preferred shares at a price of £5.022 per share for net proceeds of $30.8 million.

In December 2017, the Company issued and sold 2,724,288 Series B convertible preferred shares at a price of £5.022 per share for net proceeds of $18.3 million.

In December 2017, the Company received proceeds of $1.0 million for 150,706 Series B convertible preferred shares, which were subsequently issued in January 2018.

In August 2018, the Company issued and sold 13,942,474 Series C convertible preferred shares at a price of $10.76 per share for net proceeds of $147.1 million.

As of December 31, 2018, there were no Convertible Preferred Shares outstanding due to our corporate reorganization and IPO. As of December 31, 2017, Convertible Preferred Shares consisted of the following:

	December 31, 2017 (in thousands, except share amounts)
	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference(a)	Ordinary shares Issuable Upon Conversion
Series A convertible preferred shares	16,806,298	16,806,298	$26,994	$28,337	16,806,298
Series B convertible preferred shares	16,964,876	16,471,380	107,075	111,617	16,471,380
	33,771,174	33,277,678	$134,069	$139,954	33,277,678

(a)	Amounts were translated into United States dollars using the spot rate as of December 31, 2017.

There were no Convertible Preferred Shares outstanding as of December 31, 2018. The holders of the Convertible Preferred Shares have the following rights and preferences as of December 31, 2017:

Voting

Each Series A and Series B preferred share shall confer one right to vote at all general meetings and to receive and vote on proposed written resolutions of the Company.

Conversion

Each Series A and Series B preferred share was convertible, at the option of the holder, at any time and from time to time, and without the payment of additional consideration, into an ordinary share as is determined by dividing the applicable Series A or Series B Original Issue Price by the respective Series A or Series B Conversion Price.

The Series A Conversion Prices were equal to each applicable Series A Original Issue Price as noted above. The Series B Conversion Prices were equal to each applicable Series B Original Issue Price as noted above. As of December 31, 2017, each Preferred Share was convertible into one ordinary share.

As set forth in the Amended Articles, the Series A and B Conversion Prices were adjusted when there is a deemed issuance of additional convertible preferred shares issued at a price lower than Series A and Series B Original Issue Prices or issuance of an instrument with rights that could dilute the interest of Series A and B holders. In addition, each Preferred Share would be automatically converted into an ordinary share at the applicable conversion ratio then in effect for each series of Convertible Preferred Shares upon the earlier of (i) the closing of a firm commitment underwritten public offering of its ordinary shares with gross proceeds to the Company of at least $50.0 million and at a price per share of not less than £6.0262, subject to appropriate adjustment in the event of any share split, share dividend, combination or other similar recapitalization, or (ii) a date specified vote or written consent of the holders of a majority of Convertible Preferred Shares, voting together as a single class on an as-if-converted to ordinary shares basis.

Dividends

The holders of the Series A convertible preferred shares, Series B convertible preferred shares, and ordinary shares were entitled to receive non-cumulative dividends, if and when declared by the Company’s board of directors, subject to shareholder consent. The Series A convertible preferred shares, Series B convertible preferred shares and ordinary shares ranked equally in all respects (on an as converted basis) for the purpose of any dividend that is declared or paid. On a distribution of assets on a liquidation, share sale, asset sale or IPO, the holders of Series A convertible preferred shares, and Series B convertible preferred shares were entitled to receive any declared but unpaid dividend, in the order of the priority set out in Liquidation Preference above, on each outstanding Series A convertible preferred share and Series B convertible preferred share. No dividends were declared or paid during the year ended December 31, 2017 and 2018.

Liquidation preference

In the event of a distribution of assets on liquidation or a return of capital (other than a conversion, redemption or purchase of shares), the surplus remaining after settling the Company’s assets and liabilities will be distributed to the individuals holding ordinary shares, Series A and Series B convertible preferred shares on a pro rata basis (as if the ordinary shares and the Convertible Preferred Shares constituted one class) as described in the Amended Articles, except if the per share amount for Series A and Series B convertible preferred shares results in a price per share less than its original issue price. If the price per share is less than the original issue price for preferred shareholders, the shareholders will be paid an amount equal to the subscription price and the remainder of the assets will be distributed on a pro rata basis to the remaining ordinary shareholders.

Redemption

The Amended Articles do not provide redemption rights to the holders of Convertible Preferred Shares.

Deferred shares

Deferred shares are a unit of equity in the Company. All deferred shares can be repurchased at any time by the Company at a purchase price of £0.00001 per share. Deferred shares have no rights attached to them, are not convertible to any other class of shares and are not redeemable. The entire class of deferred shares is entitled to a total of £1.25 from the distribution of assets on a liquidation or return of capital event.

In 2016, the Company converted 80,030 ordinary shares of an investor to deferred shares. In March 2017, the Company repurchased 80,030 deferred shares at £0.00001 per share and simultaneously cancelled them.

There were no deferred shares outstanding as of December 31, 2017 and 2018.